Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 CNY (¥) ¥ / shares
Revenue	¥ 80,514	$ 12,020	¥ 95,448
Cost of sales	(51,418)	(7,677)	(42,550)
Gross profit	29,096	4,343	52,898
Other income, net	6,537	976	10,446
Selling and distribution expenses	(14,325)	(2,139)	(20,284)
Administrative expenses	(44,029)	(6,573)	(77,936)
Impairment losses on financial assets, net	(8,836)	(1,319)	(10,620)
Other operating expenses	(679)	(101)	(42)
Operating loss	(32,236)	(4,813)	(45,538)
Share of loss of a joint venture			(426)
Finance costs	(2,295)	(343)	(4,430)
Finance income	20	3	41
Loss before tax	(34,511)	(5,153)	(50,353)
Income tax benefit	2,899	433	1,957
Loss and total comprehensive loss for the period	(31,612)	(4,720)	(48,396)
Attributable to:
Equity holders of the parent	(31,021)	(4,632)	(49,146)
Non-controlling interests	(591)	(88)	750
Total comprehensive(loss)/income for the year	¥ (31,612)	$ (4,720)	¥ (48,396)
Class A And Class B Ordinary Shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.05)	$ (0.16)	¥ (1.69)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	(1.05)	(0.16)	(1.69)
American depositary shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	(1.05)	(0.16)	(1.69)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.05)	$ (0.16)	¥ (1.69)